Intangible assets, net	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 5 — Intangible assets, net

The Company’s intangible assets with definite useful lives primarily consist of copyrights, non-compete agreements and. The following table summarizes acquired intangible asset balances as of:

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Customer relationships	-	-	-
Non-compete agreements	17,400,000	17,400,000	2,408,038
Software copyright	8,955,000	8,955,000	1,239,309
Subtotal	26,355,000	26,355,000	3,647,347
Less: accumulated amortization	(19,638,751)	(20,011,875)	(2,769,503)
Intangible assets, net	6,716,249	6,343,125	877,844

Amortization expense for the six months ended June 30, 2022 and 2023 amounted to RMB 4,278,035 and RMB 387,397 (USD 51,638), respectively.